UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM 13-F

                         FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     GEORGE A. WEISS
Address:  One State Street
          Hartford, CT 06103

13F File Number: 28-7186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Chief Financial Officer
Phone: (860) 240-8974
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  August 10, 2000.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
George Weiss & Co. LLC 28-7188

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           75
Form 13F Information Table Value Total:     $183,072

List of Other Included Managers:
No.    13F File Number      Name
01     28-7188              George Weiss & Co. LLC
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
                               Title of                 Value               Investment  Other             Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares   Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- -----------   ---------- -------- ----------- ----------- -----------
ALLIANT ENERGY CORP            Common    018802108      1651       63,500       Shared                    0      63,500           0
AMERICAN ELECTRIC POWER CO.,   Common    025537101      1145       38,640       Shared                    0      38,640           0
AVISTA CORP                    Common    05379B107      1632       93,600       Shared                    0      93,600           0
AVISTA CORP                    Common    05379B107       403       23,100       Shared    01              0      23,100           0
CMP GROUP INC.                 Common    125887109       396       13,500       Shared    01              0      13,500           0
CONECTIV INC                   Common    206829103       811       52,100       Shared                    0      52,100           0
CONECTIV INC                   Common    206829103       233       15,000       Shared    01              0      15,000           0
CONSTELLATION ENERGY GROUP     Common    210371100      6952      213,500       Shared                    0     213,500           0
CONSTELLATION ENERGY GROUP     Common    210371100      1745       53,600       Shared    01              0      53,600           0
DOMINION RESOURCES INC. OF VA. Common    25746U109      6877      160,400       Shared                    0     160,400           0
DOMINION RESOURCES INC. OF VA. Common    25746U109      2504       58,400       Shared    01              0      58,400           0
DTE ENERGY CO.                 Common    233331107     10202      333,800       Shared                    0     333,800           0
DTE ENERGY CO.                 Common    233331107      1996       65,300       Shared    01              0      65,300           0
DYENGY INC                     Common    26816Q101      2605       38,140       Shared                    0      38,140           0
DYENGY INC                     Common    26816Q101       902       13,200       Shared    01              0      13,200           0
EMPIRE DISTRICT ELECTRIC       Common    291641108      2283      103,500       Shared    01              0     103,500           0
ENERGY EAST CORP               Common    29266M109      1662       87,200       Shared                    0      87,200           0
ENERGY EAST CORP               Common    29266M109       665       34,900       Shared    01              0      34,900           0
ENRON CORP                     Common    293561106       839       13,000       Shared                    0      13,000           0
ENRON CORP                     Common    293561106       413        6,400       Shared    01              0       6,400           0
ENTERGY CORPORATION            Common    29364G103      1547       56,500       Shared                    0      56,500           0
FIRST SEC CORP.                Common    336294103      3760      277,200       Shared    01              0     277,200           0
FLORIDA PROGRESS CORP.         Common    341109106      7833      167,100       Shared    01              0     167,100           0
FPL GROUP INC.                 Common    302571104      6638      133,600       Shared                    0     133,600           0
FPL GROUP INC.                 Common    302571104      2917       58,700       Shared    01              0      58,700           0
IPALCO ENTERPRISES INC.        Common    462613100      5977      297,000       Shared                    0     297,000           0
IPALCO ENTERPRISES INC.        Common    462613100      1542       76,600       Shared    01              0      76,600           0
KINDER MORGAN                  Common    49455P101       688       19,900       Shared                    0      19,900           0
KINDER MORGAN                  Common    49455P101       328        9,500       Shared    01              0       9,500           0
MANDATORY COM EXCH T           Preferred 562613109        41       46,200       Shared    01              0      46,200           0
MCN ENERGY                     Common    55267J100      4570      213,800       Shared    01              0     213,800           0
MINNESOTA POWER & LIGHT        Common    604110106      1473       85,100       Shared                    0      85,100           0
MINNESOTA POWER & LIGHT        Common    604110106       886       51,200       Shared    01              0      51,200           0
MONTANA POWER COMPANY          Common    612085100      4739      133,500       Shared                    0     133,500           0
MONTANA POWER COMPANY          Common    612085100      1459       41,100       Shared    01              0      41,100           0
NATIONAL FUEL GAS CO           Common    636180101       561       11,500       Shared                    0      11,500           0
NATIONAL FUEL GAS CO           Common    636180101       751       15,400       Shared    01              0      15,400           0
NEW CENTURY ENERGIES           Common    64352U103      1161       38,700       Shared    01              0      38,700           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106      4804      344,700       Shared                    0     344,700           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106      2641      189,500       Shared    01              0     189,500           0
NICOR INC                      Common    654086107      1207       37,000       Shared                    0      37,000           0
NICOR INC                      Common    654086107       816       25,000       Shared    01              0      25,000           0
NORTHEAST UTILITIES            Common    664397106      1884       86,600       Shared    01              0      86,600           0
NSTAR                          Common    67019E107      4026       98,941       Shared                    0      98,941           0
NSTAR                          Common    67019E107      1672       41,100       Shared    01              0      41,100           0
NTL INCORPORATED               Common    629407107       226        3,775       Shared    01              0       3,775           0
NUI CORP                       Common    629430109       759       28,100       Shared                    0      28,100           0
NUI CORP                       Common    629430109       359       13,300       Shared    01              0      13,300           0
ONE VALLEY BANCORP INC.        Common    _682419106     1219       39,000       Shared    01              0      39,000           0
PECO ENERGY                    Common    693304107     11562      286,800       Shared                    0     286,800           0
PECO ENERGY                    Common    693304107      3737       92,700       Shared    01              0      92,700           0
PPL CORPORATION                Common    69351T106       217        9,900       Shared                    0       9,900           0
PUBLIC SERVICE CO OF NEW       Common    744499104      4900      317,400       Shared                    0     317,400           0
PUBLIC SERVICE CO OF NEW       Common    744499104      1519       98,400       Shared    01              0      98,400           0
RELIANT ENERGY INC.            Common    75952J108      1987       67,200       Shared                    0      67,200           0
RELIANT ENERGY INC.            Common    75952J108       943       31,900       Shared    01              0      31,900           0
RELIASTAR FINANCIAL            Common    75952U103      5223       99,600       Shared    01              0      99,600           0
REPUBLIC SECURITY FINANCIAL    Common    760758102       227       45,300       Shared                    0      45,300           0
SCANA CORPORATION              Common    80589M102      1621       67,174       Shared                    0      67,174           0
SCANA CORPORATION              Common    80589M102       331       13,731       Shared    01              0      13,731           0
SEMPRA ENERGY                  Common    816851109      2740      161,200       Shared                    0     161,200           0
SEMPRA ENERGY                  Common    816851109       462       27,200       Shared    01              0      27,200           0
SOUTHERN UNION COMPANY         Common    844030106       178       11,255       Shared                    0      11,255           0
SYNTROLEUM CORP COM            Common    871630109      1635       95,500       Shared                    0      95,500           0
TARO PHARMACEUTICAL INDUS      Common    M8737E108      1644      139,900       Shared                    0     139,900           0
TESORO PETROLEUM               Common    881609101      1734      171,300       Shared                    0     171,300           0
TXU CORPORATION                Common    873168108      1271       43,100       Shared                    0      43,100           0
UNICOM HOLDING COMPANY         Common    904911104      8987      232,300       Shared                    0     232,300           0
UNICOM HOLDING COMPANY         Common    904911104      2561       66,200       Shared    01              0      66,200           0
UTILICORP                      Common    918005109      3611      181,700       Shared                    0     181,700           0
UTILICORP                      Common    918005109      1332       67,000       Shared    01              0      67,000           0
WILLIAMS COS                   Common    969457100      6874      164,900       Shared                    0     164,900           0
WILLIAMS COS                   Common    969457100      1722       41,300       Shared    01              0      41,300           0
WISCONSIN ENERGY CORP          Common    976657106      2782      140,400       Shared                    0     140,400           0
WISCONSIN ENERGY CORP          Common    976657106       874       44,100       Shared    01              0      44,100           0